Securities at Amortised Costs - Summary of Securities at Amortised Costs (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Debt securities at amortised cost	[1]	€ 48,966	€ 0
Held-to-maturity investments			9,343
Available-for-sale investments and Assets at amortised cost		€ 48,966	€ 9,343

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.